UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2011
                                                --------------

Check here if Amendment [   ];                  Amendment Number: ____

This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Hawkeye Capital Management, LLC
             -------------------------------
Address:     800 Third Avenue, 9th Floor
             ------------------------------
             New York, NY 10022
             ------------------------------

Form 13F File Number:     028-
                          -----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Richard Rubin
            ------------------
Title:      Managing Member
            ------------------
Phone:      (212) 265-0565
            ------------------

Signature, Place, and Date of Signing:

          /s/Richard Rubin     New York, NY     May 16, 2011
          ----------------     ------------     ------------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:         0
                                           ---

Form 13F Information Table Entry Total:    28
                                           --

Form 13F Information Table Value Total:    442,397
                                           -----------
                                           (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


                                                                                    INVEST-
                                                                                     MENT                    VOTING AUTHORITY
                         TITLE OF                  VALUE     SHARES /   SH /  PUT/  DISCRE-   OTHER   ------------------------------
NAME OF ISSUER            CLASS         CUSIP    (X$1,000)    PRN AMT   PRN   CALL   TION    MANAGER        SOLE        SHARED  NONE
--------------------  --------------  ---------  ----------  ---------  ----  ----  -------  -------  ----------------  ------  ----
CASEYS GENERAL
STORES INC            COM             147528103   2,469.00      63,300  SH          SOLE                        63,300
--------------------  --------------  ---------  ----------  ---------  ----  ----  -------  -------  ----------------  ------  ----
CIT GROUP INC         COM             125581801   2,753.00      64,709  SH          SOLE                        64,709
--------------------  --------------  ---------  ----------  ---------  ----  ----  -------  -------  ----------------  ------  ----
COLLECTIVE BRANDS
INC                   COM             19421W100  26,649.00   1,234,906  SH          SOLE                     1,234,906
--------------------  --------------  ---------  ----------  ---------  ----  ----  -------  -------  ----------------  ------  ----
CVS CORP              COM             126650100  16,638.00     484,800  SH          SOLE                       484,800
--------------------  --------------  ---------  ----------  ---------  ----  ----  -------  -------  ----------------  ------  ----
DIRECTV GROUP INC     COM CL A        25490A101  37,973.00     811,380  SH          SOLE                       811,380
--------------------  --------------  ---------  ----------  ---------  ----  ----  -------  -------  ----------------  ------  ----
DOMINOS PIZZA INC     COM             25754A201   2,796.00     151,710  SH          SOLE                       151,710
--------------------  --------------  ---------  ----------  ---------  ----  ----  -------  -------  ----------------  ------  ----
FINISH LINE INC-CL A  COM             317923100  36,548.00   1,841,223  SH          SOLE                     1,841,223
--------------------  --------------  ---------  ----------  ---------  ----  ----  -------  -------  ----------------  ------  ----
GAP INC               COM             364760108  18,128.00     800,000  SH          SOLE                       800,000
--------------------  --------------  ---------  ----------  ---------  ----  ----  -------  -------  ----------------  ------  ----
GENERAL MOTORS CO     COM             37045V100  15,515.00     500,000  SH          SOLE                       500,000
--------------------  --------------  ---------  ----------  ---------  ----  ----  -------  -------  ----------------  ------  ----
IMATION CORP          COM             45245A107   9,923.00     890,777  SH          SOLE                       890,777
--------------------  --------------  ---------  ----------  ---------  ----  ----  -------  -------  ----------------  ------  ----
INFOSPACE.COM INC     COM PAR $.0001  45678T300  12,648.00   1,460,517  SH          SOLE                     1,460,517
--------------------  --------------  ---------  ----------  ---------  ----  ----  -------  -------  ----------------  ------  ----
JOURNAL COMMUNICA-
TIONS INC             COM CL A        481130102   4,553.00     758,815  SH          SOLE                       758,815
--------------------  --------------  ---------  ----------  ---------  ----  ----  -------  -------  ----------------  ------  ----
KAPSTONE PAPER AND
PACKAGING             COM             48562P103  45,001.00   2,620,929  SH          SOLE                     2,620,929
--------------------  --------------  ---------  ----------  ---------  ----  ----  -------  -------  ----------------  ------  ----
KAR AUCTION
SERVICES INC          COM             48238T109   1,235.00      80,534  SH          SOLE                        80,534
--------------------  --------------  ---------  ----------  ---------  ----  ----  -------  -------  ----------------  ------  ----
MYERS INDS INC        COM             628464109  12,969.00   1,306,017  SH          SOLE                     1,306,017
--------------------  --------------  ---------  ----------  ---------  ----  ----  -------  -------  ----------------  ------  ----
NAVIOS MARITIME
HOLDINGS INC          COM             Y62196103  10,863.00   1,905,817  SH          SOLE                     1,905,817
--------------------  --------------  ---------  ----------  ---------  ----  ----  -------  -------  ----------------  ------  ----
NCR CORP              COM             62886E108  33,632.00   1,785,144  SH          SOLE                     1,785,144
--------------------  --------------  ---------  ----------  ---------  ----  ----  -------  -------  ----------------  ------  ----
NORTH AMERICAN
ENERGY                COM             656844107  10,094.00     818,672  SH          SOLE                       818,672
--------------------  --------------  ---------  ----------  ---------  ----  ----  -------  -------  ----------------  ------  ----
OIL STS INTL INC      COM             678026105   7,614.00     100,000  SH          SOLE                       100,000
--------------------  --------------  ---------  ----------  ---------  ----  ----  -------  -------  ----------------  ------  ----
PANTRY INC DEL        COM             698657103     659.00      44,406  SH          SOLE                        44,406
--------------------  --------------  ---------  ----------  ---------  ----  ----  -------  -------  ----------------  ------  ----
RUBY TUESDAY INC      COM             781182100   2,751.00     209,807  SH          SOLE                       209,807
--------------------  --------------  ---------  ----------  ---------  ----  ----  -------  -------  ----------------  ------  ----
SILGAN HOLDINGS INC   COM             827048109  20,483.00     537,054  SH          SOLE                       537,054
--------------------  --------------  ---------  ----------  ---------  ----  ----  -------  -------  ----------------  ------  ----
SONIC AUTOMOTIVE
INC-CL A              COM             83545G102  26,656.00   1,902,620  SH          SOLE                     1,902,620
--------------------  --------------  ---------  ----------  ---------  ----  ----  -------  -------  ----------------  ------  ----
THERAVANCE INC        COM             88338T104  18,317.00     756,290  SH          SOLE                       756,290
--------------------  --------------  ---------  ----------  ---------  ----  ----  -------  -------  ----------------  ------  ----
TIM PARTICIPACOES
S A                   SPONS ADR NEW   88706P106   4,478.00     102,582  SH          SOLE                       102,582
--------------------  --------------  ---------  ----------  ---------  ----  ----  -------  -------  ----------------  ------  ----
UNITED ONLINE INC     COM             911268100  26,864.00   4,260,750  SH          SOLE                     4,260,750
--------------------  --------------  ---------  ----------  ---------  ----  ----  -------  -------  ----------------  ------  ----
VODAFONE GROUP
PLC                   SPONS ADR NEW   92857W209  26,797.00     932,059  SH          SOLE                       932,059
--------------------  --------------  ---------  ----------  ---------  ----  ----  -------  -------  ----------------  ------  ----
WAL MART STORES INC   COM             931142103   7,391.00     142,003  SH          SOLE                       142,003
--------------------  --------------  ---------  ----------  ---------  ----  ----  -------  -------  ----------------  ------  ----